CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares shares in Thousands	Dec. 31, 2020	Dec. 31, 2019
Treasury stock ( in shares)	6,807
Class A Common Stock
Common shares, par value	$ 0.0001	$ 0.0001
Common shares, shares authorized	900,000	735,000
Common shares, shares issued	403,110	184,626
Common shares, shares outstanding	396,303	184,626
Class B Common Stock
Common shares, par value	$ 0.0001
Common shares, shares authorized	900,000
Common shares, shares issued	393,014
Common shares, shares outstanding	393,014